CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2016 CNY (¥) ¥ / shares shares	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2015 CNY (¥) ¥ / shares shares
Net revenues
Product sales	¥ 1,405,485	$ 210,765	¥ 1,183,216
Services (including related-party revenues of RMB4,152 and RMB3,223 for the nine months ended September 30, 2015 and 2016, respectively)	712,290	106,814	399,178
Total net revenues	2,117,775	317,579	1,582,394
Operating expenses:
Cost of products	(1,242,710)	(186,355)	(1,065,261)
Fulfillment	(313,156)	(46,960)	(186,898)
Sales and marketing	(411,959)	(61,777)	(241,108)
Technology and content	(66,332)	(9,947)	(40,735)
General and administrative	(62,124)	(9,316)	(48,866)
Other operating income, net	5,637	845	6,957
Total operating expenses	(2,090,644)	(313,510)	(1,575,911)
Income from operations	27,131	4,069	6,483
Other income (expenses):
Interest income	8,024	1,203	5,101
Exchange gain (loss)	(320)	(48)	57
Income before income tax and share of loss in equity method investment	34,835	5,224	11,641
Income tax benefit (expense)	(10,047)	(1,507)	3,177
Share of loss in equity method investment	0	0	(5,562)
Net income	24,788	3,717	9,256
Change in redemption value of convertible redeemable preferred shares	0	0	(25,332)
Net loss attributable to noncontrolling interests	522	78	0
Net (loss) income attributable to ordinary shareholders of Baozun Inc.	¥ 25,310	$ 3,795	¥ (16,076)
Net (loss) income per share attributable to ordinary shareholders of Baozun Inc.:
Basic | (per share)	¥ 0.17	$ 0.03	¥ (0.19)
Diluted | (per share)	¥ 0.16	$ 0.02	¥ (0.19)
Weighted average shares used in calculating net income (loss) per ordinary share:
Basic	149,016,689	149,016,689	86,820,988
Diluted	162,618,349	162,618,349	86,820,988